Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2020	3,897	59,609	4,771	1,036	69,313
Exchange adjustments	(213)	(3,308)	(130)	(73)	(3,724)
Additions	89	328	4,023	70	4,510
Disposals	(6)	(344)	(26)	(48)	(424)
Reclassifications¹	96	3,007	(3,243)	77	(63)
Reclassification to held for sale (note 10)	(111)	(3,231)	(174)	(44)	(3,560)
Cost at 1 April 2021	3,752	56,061	5,221	1,018	66,052
Exchange adjustments	97	1,627	111	37	1,872
Additions	22	926	4,843	129	5,920
Acquisition of WPD (note 37)	200	9,512	185	154	10,051
Disposals	(165)	(367)	—	(88)	(620)
Reclassifications¹	62	4,063	(4,133)	89	81
Reclassification to held for sale (note 10)	(309)	(8,800)	(640)	(267)	(10,016)
Cost at 31 March 2022	3,659	63,022	5,587	1,072	73,340
Accumulated depreciation at 1 April 2020	(847)	(18,042)	—	(662)	(19,551)
Exchange adjustments	37	698	—	46	781
Depreciation charge for the year	(90)	(1,270)	—	(116)	(1,476)
Disposals	—	339	—	48	387
Reclassifications¹	2	(5)	—	6	3
Reclassification to held for sale (note 10)	22	798	—	27	847
Accumulated depreciation at 1 April 2021	(876)	(17,482)	—	(651)	(19,009)
Exchange adjustments	(20)	(351)	—	(23)	(394)
Depreciation charge for the year²	(114)	(1,300)	(48)	(167)	(1,629)
Disposals	29	311	—	88	428
Reclassifications¹	15	(40)	(18)	2	(41)
Reclassification to held for sale (note 10)	193	4,421	6	217	4,837
Accumulated depreciation at 31 March 2022	(773)	(14,441)	(60)	(534)	(15,808)
Net book value at 31 March 2022	2,886	48,581	5,527	538	57,532
Net book value at 31 March 2021	2,876	38,579	5,221	367	47,043
1.    Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), from inventories and reclassifications between cost and accumulated depreciation.
2.    Depreciation of assets in the course of construction relates to impairment provision adjustments recognised in the year.
13. Property, plant and equipment continued
(a) Analysis of property, plant and equipment continued

	2022	2021
	£m	£m
Information in relation to property, plant and equipment
Capitalised interest included within cost	2,114	2,233
Contributions to cost of property, plant and equipment included within:
Trade and other payables	137	138
Non-current liabilities	421	400
Contract liabilities – current	130	66
Contract liabilities – non-current	1,342	1,094

		Years
	UK	US	Weighted average remaining UEL¹
Freehold and leasehold buildings	up to 60	up to 100	41
Plant and machinery:
Electricity transmission plant and wires	up to 100	45 to 80	31
Electricity distribution plant	3 to 99	35 to 85	45
Electricity generation plant	n/a	20 to 93	12
Interconnector plant and other	5 to 60	5 to 50	32
Gas plant – mains, services and regulating equipment	n/a	47 to 80	55
Gas plant – storage	5 to 40	12 to 65	12
Gas plant – meters	7 to 30	14 to 40	24
Motor vehicles and office equipment	up to 30	up to 26	5
1.    Excluded from the above table are depreciation periods in respect of items of property, plant and equipment which are classified as held for sale as at 31 March 2022.

	Increase in depreciation expense for the year ended 31 March 2022		Increase in depreciation expense for the year ended 31 March 2021[1]
	New York £m	New England £m	New York £m	New England £m
UELs limited to 2050	140	40	125	35
UELs limited to 2060	67	15	57	13
UELs limited to 2070	31	1	26	2
1. Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1, 2 and 10 for further information.
Schedule of information about right-of-use assets
The table below shows the movements in the net book value of right-of-use assets included within property, plant and equipment at 31 March 2022 and 31 March 2021, split by category. The associated lease liabilities are disclosed in note 21.

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 1 April 2020	364	95	—	225	684
Exchange adjustments	(30)	(4)	—	(22)	(56)
Additions	60	6	—	64	130
Reclassifications	—	—	—	(15)	(15)
Depreciation charge for the year	(29)	(16)	—	(68)	(113)
Net book value at 31 March 2021	365	81	—	184	630
Exchange adjustments	10	1	—	10	21
Additions	14	2	—	88	104
Acquisition of WPD (note 37)	7	2	—	—	9
Reclassification to held for sale (note 10)	(7)	—	—	(4)	(11)
Modifications of leases¹	(122)	—	—	—	(122)
Disposals	(2)	—	—	(1)	(3)
Depreciation charge for the year	(40)	(16)	—	(67)	(123)
Net book value at 31 March 2022	225	70	—	210	505
1.    The Group entered into an agreement to reduce the lease term of its New England corporate office, Reservoir Woods, with effect from October 2021. The existing lease liability and right-of-use asset have been remeasured based on the terms of the modified lease.
The following balances have been included in the income statement for the years ended 31 March 2022 and 31 March 2021 in respect of right-of-use assets:

	2022	2021
	£m	£m
Included within net finance income and costs:
Interest expense on lease liabilities	(18)	(21)
Included within revenue:
Lease income¹	385	390
Included within operating expenses:
Expense relating to short-term and low-value leases	(14)	(13)
1. Included within lease income is £374 million (2021: £376 million) of variable lease payments, the majority of which relates to the power supply arrangement entered into with LIPA (see note 3).